Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock and Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 883,865	$ 69	$ (62,440)	$ 821,494
Balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 1,349			1,349
Vesting of equity-classified restricted share units	$ (163)			(163)
Vesting of equity-classified restricted share units, shares	491,280
Net income			9,982	9,982
Balance at Mar. 31, 2024	$ 885,051	69	(52,458)	832,662
Balance, shares at Mar. 31, 2024	95,487,677
Balance at Dec. 31, 2024	$ 894,293	69	13,870	908,232
Balance, shares at Dec. 31, 2024	96,045,856
Share-based compensation expense	$ 1,856			1,856
Vesting of equity-classified restricted share units
Vesting of equity-classified restricted share units, shares	245,757
Settlement of liability-classified share-based compensation
Settlement of liability-classified share-based compensation, shares	61,353
Net income			10,391	10,391
Balance at Mar. 31, 2025	$ 896,149	$ 69	$ 24,261	$ 920,479
Balance, shares at Mar. 31, 2025	96,352,966